Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives

						Group
	2022			2021
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	14,006	315	281	11,036	159	168
Interest rate contracts	31,135	465	754	25,148	463	485
Equity and credit contracts	902	130	25	1,056	161	54
Total derivatives held for trading	46,043	910	1,060	37,240	783	707
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	538	12	4	590	39	—
Interest rate contracts	77,748	1,777	403	80,514	904	737
	78,286	1,789	407	81,104	943	737
Designated as cash flow hedges:
Exchange rate contracts	26,035	1,717	186	22,239	996	338
Interest rate contracts	26,108	164	1,471	21,466	180	216
	52,143	1,881	1,657	43,705	1,176	554
Total derivatives held for hedging	130,429	3,670	2,064	124,809	2,119	1,291
Derivative netting(1)	—	(2,173)	(2,173)	—	(1,221)	(1,221)
Total derivatives	176,472	2,407	951	162,049	1,681	777
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £1,368m (2021: £189m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £70m (2021: £202m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method

	Notional
	Traded over the counter			Asset	Liability
	Settled by central counterparties	Not settled by central counterparties	Total	Traded over the counter	Traded over the counter
2022	£m	£m	£m	£m	£m
Exchange rate contracts	—	40,579	40,579	2,044	471
Interest rate contracts	124,638	10,353	134,991	233	455
Equity and credit contracts	—	902	902	130	25
	124,638	51,834	176,472	2,407	951

2021
Exchange rate contracts	—	33,865	33,865	1,194	507
Interest rate contracts	117,559	9,569	127,128	326	216
Equity and credit contracts	—	1,056	1,056	161	54
	117,559	44,490	162,049	1,681	777

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2022	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	2,210	4,468	21,678	45,314	3,808	77,478
	Average fixed interest rate - GBP	2.58%	0.88%	0.56%	2.07%	3.78%
	Average fixed interest rate - EUR	1.77%	1.60%	0.77%	0.28%	3.09%
	Average fixed interest rate - USD	1.35%	3.47%	3.51%	2.00%	4.92%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	66	465	7	538
	Interest rate contracts - Nominal amount (£m)	—	—	—	263	7	270
	Average GBP - EUR exchange rate	—	—	1.20	1.16	1.10
	Average GBP - USD exchange rate	—	—	—	1.19	—
	Average fixed interest rate - EUR	—	—	3.42%	2.06%	—
	Average fixed interest rate - USD	—	—	—	4.63%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts – Nominal amount (£m)	1,042	2,191	1,940	13,197	1,076	19,446
	Average fixed interest rate - GBP	1.77%	2.29%	1.98%	2.35%	1.84%
FX risk	Exchange rate contracts - Nominal amount (£m)	2,301	3,135	2,381	10,606	1,163	19,586
	Interest rate contracts - Nominal amount (£m)	415	—	—	2,325	997	3,737
	Average GBP - JPY exchange rate	—	157.45	160.04	—	—
	Average GBP - CHF exchange rate	—	1.13	—	—	—
	Average GBP - EUR exchange rate	—	—	1.12	1.18	1.17
	Average GBP - USD exchange rate	1.22	1.25	1.17	1.31	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	1,173	4,626	650	6,449
	Interest rate contracts - Nominal amount (£m)	—	—	585	2,132	208	2,925
	Average GBP - EUR exchange rate			1.19	1.21	1.20
	Average GBP - USD exchange rate			1.60	1.50	1.54
	Average fixed interest rate – GBP	—	—	3.27%	2.58%	4.59%

2021
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	3,121	6,223	21,442	44,507	4,991	80,284
	Average fixed interest rate - GBP	0.59%	0.42%	0.09%	0.88%	3.13%
	Average fixed interest rate - EUR	0.51%	1.74%	1.08%	0.81%	2.61%
	Average fixed interest rate - USD	1.91%	0.96%	1.44%	2.76%	4.05%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	107	381	102	590
	Interest rate contracts - Nominal amount (£m)	—	—	—	193	37	230
	Average GBP - EUR exchange rate	—	—	1.21	1.16	1.17
	Average fixed interest rate - EUR	—	—	3.29%	2.03%	2.62%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,010	481	871	7,669	5,137	15,168
	Average fixed interest rate - GBP	1.97%	0.44%	0.08%	1.39%	0.97%
FX risk	Exchange rate contracts - Nominal amount (£m)	2,703	936	2,057	6,715	2,124	14,535
	Interest rate contracts - Nominal amount (£m)	—	—	—	2,438	887	3,325
	Average GBP - JPY exchange rate	—	142.91	148.86	—	—
	Average GBP - EUR exchange rate	1.17	—	1.18	1.16	1.17
	Average GBP - USD exchange rate	1.34	1.34	1.33	1.34	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	620	—	840	4,765	1,479	7,704
	Interest rate contracts - Nominal amount (£m)	—	—	0	2,049	924	2,973
	Average GBP - EUR exchange rate	1.28	—	1.39	1.20	1.20
	Average GBP - USD exchange rate	—	—	—	1.61	1.38
	Average fixed interest rate - GBP	2.26%	—	1.17%	2.72%	3.41%

Net Gains or Losses Arising From Hedges Included in Operating Income
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2022	2021	2020
	£m	£m	£m
Fair value hedging:
Gains/(losses) on hedging instruments	2,381	852	(299)
(Losses)/gains on hedged items attributable to hedged risks	(2,316)	(800)	365
Fair value hedging ineffectiveness	65	52	66
Cash flow hedging ineffectiveness	(36)	(39)	(46)
	29	13	20

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory
Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2022			2021			2020
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	2,392	(2,333)	59	874	(834)	40	(358)	385	27
Interest rate/FX risk	(11)	17	6	(22)	34	12	59	(20)	39
	2,381	(2,316)	65	852	(800)	52	(299)	365	66

					Group
		Hedging Instruments
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI	Recognised in Income Statement	Reclassified from reserves to income
		£m	£m	£m	£m
Cash flow hedges:
2022
Interest rate risk	Net interest income	(1,161)	1,160	(1)	(96)
FX risk	Net interest income/other operating income	1,604	(1,604)	—	1,692
Interest rate/FX risk	Net interest income/other operating income	(54)	19	(35)	533
		389	(425)	(36)	2,129
2021
Interest rate risk	Net interest income	(317)	305	(12)	73
FX risk	Net interest income/other operating income	(54)	54	—	(158)
Interest rate/FX risk	Net interest income/other operating income	(541)	514	(27)	(273)
		(912)	873	(39)	(358)
2020
Interest rate risk	Net interest income	185	(179)	6	33
FX risk	Net interest income/other operating income	(42)	38	(4)	2
Interest rate/FX risk	Net interest income/other operating income	782	(830)	(48)	773
		925	(971)	(46)	808

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2022	2021
	£m	£m
Balance at 1 January	129	644
Effective portion of changes in fair value:
– Interest rate risk	(1,160)	(305)
– Foreign currency risk	1,604	(54)
– Equity risk	—	—
– Interest rate/foreign currency risk	(19)	(514)
	425	(873)
Income statement transfers:
– Interest rate risk	96	(73)
– Foreign currency risk	(1,692)	158
– Equity risk		—
– Interest rate/foreign currency risk	(533)	273
	(2,129)	358
Balance at 31 December	(1,575)	129

Disclosure of detailed information about hedges [text block]
Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2022					2021
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	60,783	—	(2,640)	(653)	(2,707)	58,455	—	80	491	(1,092)
Other financial assets at amortised cost	156	—	(12)	2	(14)	160	—	2	3	(12)
Reverse repurchase agreements – non trading	4,045	—	(5)	(1)	—	9,570	—	(5)	—	(6)
Other financial assets at FVOCI	2,325	(200)	—	35	(227)	3,728	23	—	47	(112)
Deposits by customers	(1,739)	24	5	—	33	(1,665)	(46)	—	(44)	104
Deposits by banks	—	—	—	—	—	—	—	—	—	—
Debt securities in issue	(4,735)	321	(94)	(172)	528	(2,567)	(140)	(114)	(185)	235
Subordinated liabilities	(250)	(27)	(6)	(63)	54	(293)	(75)	(8)	(70)	49
Interest rate/FX risk:
Other financial assets at FVOCI	237	(21)	—	1	(9)	227	—	—	1	(20)
Debt securities in issue	(290)	(18)	—	(37)	27	(423)	(55)	—	(47)	55
Subordinated liabilities	1	1	—	1	(1)	2	2	—	2	(1)
	60,533	80	(2,752)	(887)	(2,316)	67,194	(291)	(45)	198	(800)

							Group
				2022			2021
		Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
	Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	935	(1,010)	(1)	235	(135)	(2)
	Cash and balances at central banks	233	(274)	(106)	71	(79)	—
	Reverse repurchase agreements - non trading	—	—	—	—	—	—
	Deposits by banks	(8)	7	—	(1)	1	—
	Debt securities in issue	—	—	—	—	—	—
	Repurchase agreements - non trading	—	—	—	—	—	—
FX risk:	Other financial assets at FVOCI	—	(6)	—	(195)	(1)	—
	Not applicable – highly probable forecast transactions	(349)	2	—	149	1	—
	Deposits by customers	(167)	(2)	—	9	9	10
	Deposits by banks	—	—	—	—	—	—
	Debt securities in issue	(1,051)	(17)	(2)	85	57	(4)
	Repurchase agreements - non trading	(37)	—	—	6	—	—
Equity risk:	Other liabilities	—	—	—	—	—	—
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	56	(170)	(3)	410	105	(4)
	Deposits by customers	—	(74)	—	93	38	—
	Subordinated liabilities/loans and advances to customers	(37)	(31)	77	11	133	80
		(425)	(1,575)	(35)	873	129	80